Financial Information of L-3 Communications and Its Subsidiaries (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 764	$ 607	$ 1,016	$ 867
Billed receivables, net	1,103	1,164
Contracts in process	2,351	2,264
Other current assets	640	634
Assets of discontinued operations	1,729	1,762	1,865
Total current assets	6,587	6,431
Goodwill	7,472	7,505	6,965
Other assets	1,438	1,515
Total assets	15,497	15,451	14,875
Current Liabilities	2,466
Liabilities of discontinued operations	351	349
Current portion of long-term debt		11
Other current liabilities		2,495
Other long-term liabilities	1,831	1,615
Long-term debt	4,125	4,126
Total liabilities	8,773	8,596
L-3 shareholders' equity	6,635	6,764
Noncontrolling interests	89	91
Total equity	6,724	6,855	6,660	5,941
Total liabilities and equity	15,497	15,451
L-3 Holdings (Parent) [Member]
Current assets:
Investment in and amounts due from consolidated subsidiaries	7,324	7,462
Total assets	7,324	7,462
Current portion of long-term debt		11
Long-term debt	689	687
Total liabilities	689	698
L-3 shareholders' equity	6,635	6,764
Total equity	6,635	6,764
Total liabilities and equity	7,324	7,462
L-3 Communications [Member]
Current assets:
Cash and cash equivalents	644	251	759	678
Billed receivables, net	367	378
Contracts in process	860	812
Other current assets	313	332
Assets of discontinued operations	1,729	1,762
Total current assets	3,913	3,535
Goodwill	1,909	1,897
Other assets	731	770
Investment in and amounts due from consolidated subsidiaries	6,915	7,255
Total assets	13,468	13,457
Current Liabilities	848
Liabilities of discontinued operations	351	349
Current portion of long-term debt		11
Other current liabilities		903
Other long-term liabilities	1,509	1,304
Long-term debt	4,125	4,126
Total liabilities	6,833	6,693
L-3 shareholders' equity	6,635	6,764
Total equity	6,635	6,764
Total liabilities and equity	13,468	13,457
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents			1	2
Billed receivables, net	532	568
Contracts in process	1,234	1,243
Other current assets	135	138
Total current assets	1,901	1,949
Goodwill	4,415	4,448
Other assets	522	565
Investment in and amounts due from consolidated subsidiaries	1,553	885
Total assets	8,391	7,847
Current Liabilities	1,174
Other current liabilities		1,157
Other long-term liabilities	231	222
Total liabilities	1,405	1,379
L-3 shareholders' equity	6,986	6,468
Total equity	6,986	6,468
Total liabilities and equity	8,391	7,847
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	222	473	370	235
Billed receivables, net	204	218
Contracts in process	257	209
Other current assets	192	164
Total current assets	875	1,064
Goodwill	1,148	1,160
Other assets	185	180
Total assets	2,208	2,404
Current Liabilities	546
Other current liabilities		552
Amounts due to consolidated subsidiaries	238	362
Other long-term liabilities	91	89
Total liabilities	875	1,003
L-3 shareholders' equity	1,333	1,401
Total equity	1,333	1,401
Total liabilities and equity	2,208	2,404
Eliminations [Member]
Current assets:
Cash and cash equivalents	(102)	(117)	(114)	(48)
Total current assets	(102)	(117)
Investment in and amounts due from consolidated subsidiaries	(15,792)	(15,602)
Total assets	(15,894)	(15,719)
Current Liabilities	(102)
Current portion of long-term debt		(11)
Other current liabilities		(117)
Amounts due to consolidated subsidiaries	(238)	(362)
Long-term debt	(689)	(687)
Total liabilities	(1,029)	(1,177)
L-3 shareholders' equity	(14,954)	(14,633)
Noncontrolling interests	89	91
Total equity	(14,865)	(14,542)
Total liabilities and equity	$ (15,894)	$ (15,719)